S000017010 [Member] Investment Objectives and Goals - Franklin Multi-Asset Variable Moderate Growth	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Multi-Asset Variable Moderate Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.